Note 8 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
8.
      EXPLORATION AND EVALUATION ASSETS

In
2017,
the Company entered into an earn in option agreement with a private group whereby the Company can earn up to a
100%
interest in a prospective land claim package. The Company paid
$75
upon signing the agreement. To earn
100%
interest in the property, the Company must make combined additional cash payments of
$425
over the second, third,
fourth
and
fifth
annual anniversaries of the agreement, and fund an aggregate of
$2,925
in exploration expenditures over a
five
-year period through
May 2022.
The Company has incurred the following exploration and evaluation expenditures on the property to
December 31, 2017 (
December 31, 2016 –
Nil
):

	December 31, 2017	December 31, 2016
Exploration and evaluation assets:
Acquisition costs of mineral and surface rights	$75	$-
Assays	103	-
Camp and site costs	206	91
Geological and geophysical	806	67
Land taxes and gov't fees	196	336
Legal, community and other consultation costs	47	593
Total for the year	1,433	1,087
Balance, beginning of year	-	52,806
Less: Impairment	-	(53,893)
Balance, end of year	$1,433	$-

The Company holds various mineral property claims in Mexico upon which full impairments have been recognized in prior years. As a result, expenditures now incurred to maintain such claims, and in the case of Cinco de Mayo, to potentially restore surface access, are not
capitalized as exploration and evaluation assets, but rather are expensed as part of ‘mining taxes and other property costs’ on the statement of loss and comprehensive loss.